SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	$ 454			$ 4,533
Revenue from contact with customers	$ 9,952			39,966
Standard VAT (as percent)	20.00%	20.00%	20.00%
Interest and penalties	$ 0			$ 0
Underwriter's warrants outstanding | shares						126,082
Underwriter's warrants exercisable price | $ / shares	$ 6.25
Share price | $ / shares				$ 1.80
Foreign currency transaction gain (loss)	$ 139			$ 1,927
Maximum insured bank deposit	69,000		¥ 500,000
Total unprotected cash in bank	0				$ 367,949
Financial services compensation scheme	107,000	£ 85,000
PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total unprotected cash in bank	$ 0				$ 0
China
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate	25.00%	25.00%	25.00%
China | PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate	25.00%	25.00%	25.00%
UK
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from contact with customers	$ 9,952			38,257
Rate of corporation tax	25.00%
Maximum amount of profits for small profits rate of corporation tax | £		£ 50,000
Small profits rate of corporation tax	19.00%	19.00%	19.00%
Real estate agent income
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from contact with customers	$ 0			1,709
Rental management income
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from contact with customers				3,541
Hotel income
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from contact with customers	$ 9,952			$ 34,716
Subsidiaries and Consolidated Variable Interest Entities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Applicable value added tax rates	6.00%	6.00%	6.00%